Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000243281
Shareholder Report [Line Items]
Fund Name	MUSQ Global Music Industry Index ETF
Class Name	MUSQ Global Music Industry Index ETF
Trading Symbol	MUSQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MUSQ Global Music Industry Index ETF (the "Fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://musqetf.com/investor-materials. You can also request this information by contacting us at 855-687-7383.
Additional Information Phone Number	855-687-7383
Additional Information Website	https://musqetf.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MUSQ Global Music Industry Index ETF	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MUSQ Global Music Industry Index ETF - $10471	VettaFi Full World Index (TR) (USD)* - $12821	MSCI ACWI Index (Net) (USD) - $12713
Jul/23	$10000	$10000	$10000
Apr/24	$9993	$11403	$11367
Apr/25	$10471	$12821	$12713

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 22,886,587
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 164,663
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,886,587	28	$164,663	98%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.2%
Information Technology	5.9%
Consumer Discretionary	17.9%
Communication Services	75.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Spotify Technology	9.8%
Live Nation Entertainment	9.5%
Universal Music Group	9.5%
CTS Eventim	7.8%
Tencent Music Entertainment Group ADR	7.0%
Alphabet, Cl A	4.9%
Amazon.com	4.9%
Apple	4.9%
Warner Music Group, Cl A	4.8%
Yamaha	4.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	855-687-7383
Updated Prospectus Web Address	https://musqetf.com/investor-materials